Share-Based Compensation - Schedule of Nonvested Share Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Nonvested Share Options [Abstract]
Number of shares, Balance beginning	9,750	65,625
Weighted average grant date per share fair value, Balance beginning	$ 22.87	$ 24.25
Number of shares, Vested and exercised		(43,750)
Weighted average grant date per share fair value, Vested and exercised		$ 24.94
Number of shares, Forfeited	(5,500)	(12,125)
Weighted average grant date per share fair value, Forfeited	$ 19.53	$ 22.87
Number of shares, Non-vested, Balance ending	4,250	9,750
Weighted average grant date per share fair value, Non-vested, Balance ending	$ 27.21	$ 22.87